INCOME AND MINING TAXES - Components of Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INCOME AND MINING TAXES
Current income and mining taxes	$ 87,639	$ 102,028
Deferred income and mining taxes:
Origination and reversal of temporary differences	10,855	7,609
Total income and mining taxes expense	$ 98,494	$ 109,637